Notes payable - Related Parties - Components (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes payable - related parties consistof the following:
Notes payable - related parties		$ 493,500	$ 684,066
Less: current portion	1,448,000	493,500	684,066
Long-term notes payable - related parties
Note payable to a shareholder, secured by tangible and intangible assets of the Company,interest at 16%, principal and interest due April 1, 2000, past due. Note is convertible into common stock of the Company at $10.00 per share.

Notes payable - related parties consistof the following:
Notes payable - related parties		450,000	450,000
Note payable to a related individual, secured by tangible assets of the Company, interest at 16%,principal and interest due May 4, 2000, past due.Note is convertible into common stock of the Company at $1.00 per share.

Notes payable - related parties consistof the following:
Notes payable - related parties			20,000
Notes payable to related individuals, unsecured,interest at 10%, due on demand.
Notes payable - related parties consistof the following:
Notes payable - related parties		43,500	192,566
Notes payable to a related individual, unsecured, interest at 13%, due on demand.
Notes payable - related parties consistof the following:
Notes payable - related parties			$ 21,500